Schedule of Stock Holders (Details) - shares		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 10, 2023	Oct. 31, 2023	Sep. 30, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for employee bonuses					2,727,436
Shares issued for stock payable					2,248,760
Shares issued for Warrant conversions					2,996,127
Shares issued in Public Offering, shares						300,000
Shares issued for services					153,000
Shares issued for option exercises	5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares				62,640,314	45,634,154	22,338,888
Shares issued for employee bonuses					2,727,436	1,675,000
Shares issued for stock payable					2,248,760
Shares issued for services		18,200	18,200
Shares issued for Warrant conversions					2,996,127
Shares issued in Public Offering, shares				3,586,119		4,315,787
Shares issued for services					153,000
Shares issued for option exercises						5,000,000
Balance, shares					62,640,314	45,634,154	22,338,888
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares					62,640,314	45,634,154	22,338,888
Shares issued for employee bonuses						750,000	4,315,787
Shares issued for stock payable							300,000
Shares issued for services							1,675,000
Stock issued for asset purchase							5,000,000
Shares issued for Warrant conversions						2,996,127	1,200,000
Shares issued from Stock in connection with extinguishment of convertible notes						2,248,760	537,634
Stock issued for conversion of warrants related to IPO							10,266,845
Shares issued in Public Offering, shares						8,130,837
Shares issued for services						2,727,436
Shares issued for option exercises						153,000
Balance, shares						62,640,314	45,634,154